Significant mergers and acquisitions, investments and dispositions - Disposals (Details) ¥ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 HKD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss on disposal of subsidiary	¥ (21,509)	$ (2,964)	¥ 1,550	¥ 14
Sun Art Retail Group Limited
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total consideration from disposal of subsidiary					¥ 9,054	$ 9,698
Cash consideration on disposal of subsdiary					6,032	6,465
Deferred Cash Consideration from Sales of Business					¥ 3,022	$ 3,233
Percentage of interest accrued	4.80%	4.80%
Variable interest income from deferred considerations | $		$ 873
Adjusted EBITDA for the calculation of variable interest on deferred consideration	¥ 4,400
Loss on disposal of subsidiary	(13,123)
Sun Art Retail Group Limited | Equity Interest
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Equity percentage agreed to sell					73.66%	73.66%
Intime Retail Group Company Limited
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Equity interest percentage held by group of subsidiary					99.00%	99.00%
Cash consideration on disposal of subsdiary					¥ 7,400
Loss on disposal of subsidiary	(8,515)
Carrying value of total assets	5,330
Carrying value of total liabilities	¥ 4,349
Intime Retail Group Company Limited | Equity Interest
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Equity interest percentage agreed to sell					100.00%	100.00%